Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2026	Jun. 29, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Rule 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid ("CAP") to our principal executive officer ("PEO") and our non-PEO named executive officers ("Non-PEO NEOs") and certain financial performance of the Company.

Amounts included as CAP do not represent the value of cash compensation and equity awards actually received by our PEO and Non-PEO NEOs but instead are amounts calculated pursuant to Commission rules and which result in adjustments to the amounts reported above in the summary compensation table. For further information concerning the Company's pay-for-performance philosophy and how we seek to align executive compensation with performance, refer to “Executive Compensation.” Our Compensation Committee did not consider the following Pay Versus Performance analysis and disclosures in making compensation decisions with respect to any fiscal year shown below.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for the First PEO (1)	Compensation Actually Paid to First PEO ($) (2) (3)	Summary Compensation Table Total for the Second PEO (1)	Compensation Actually Paid to Second PEO ($) (2) (3)	Average Summary Compensation Total for Non- PEO NEOs(1) (4)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) (5)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return (TSR) (6)	Net (Loss) Income (7)

2026	$3,409,754	$5,224,512	$—	$—	$1,034,598	$1,150,430	$455.57	$86.61	$20,598,000
2025	$5,352,066	$7,097,945	$—	$—	$1,063,825	$1,204,957	$336.38	$71.21	$18,685,000
2024	$737,445	$805,641	$795,876	$839,093	$585,006	$625,550	$137.82	$77.79	$16,313,000

(1)
The dollar amounts reported in this column are the total compensation reported in the “Total” column of the Summary Compensation Table for the 2026, 2025 and 2024 fiscal years for the persons serving as PEO and Non-PEO NEOs for such applicable year. The individuals included as our PEO and Non-PEO NEOs for each applicable fiscal year are set forth in the following table (note that during fiscal year 2024, Mr. Krejci served as our PEO for six months until his retirement on December 31, 2023 and Rolando Guillot served as our interim PEO for six months from January 1, 2024 through June 30, 2024 so the information provided for our PEO for fiscal year 2024 is based on their pro rated amounts reported.

Fiscal Year	First PEO	Second PEO	Non-PEO Named Executive Officers

2026	Jennifer Slater	N/A	Matthew Pauli, Chey Becker-Varto, Richard Messina
2025	Jennifer Slater	N/A	Matthew Pauli, Rolando Guillot
2024	Frank Krejci	Rolando Guillot	Richard Messina, Al-Waleed Hamdan

(2)
The dollar amounts reported in this column represent the amount of compensation actually paid for our PEO as computed in accordance with Item 402(v) of Regulation S-K.
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2026		2025		2024

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$3,409,754	$1,034,598	$5,378,066	$1,063,825	$737,445	$795,876	$585,006

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(1,372,950)	$(271,080)	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	—	—	$129,234	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$1,680,898	$331,882	$4,524,127	$263,637	—	$86,250	$78,750

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	$1,423,886	$45,474	—	$62,135	—	$23,324	$19,208

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	$82,924	$9,556	—	$23,096	$51,978	$10,095	$12,390

Total Adjustments:	$1,814,758	$115,832	$1,719,879	$141,132	$68,196	$43,217	$40,544

Compensation Actually Paid:	$5,224,512	$1,150,430	$7,097,945	$1,204,957	$805,641	$839,093	$625,550

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2026, 2025, or 2024.
(6)
The amounts reported in this column reflect the cumulative TSR of the Nasdaq US Benchmark Auto Parts TR Index, which we have selected as our peer group for purposes of this disclosure, assuming an initial fixed $100 investment in the Index starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Index value at the end and the beginning of the measurement period by the Index value at the beginning of the measurement period.
(7)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the total compensation reported in the “Total” column of the Summary Compensation Table for the 2026, 2025 and 2024 fiscal years for the persons serving as PEO and Non-PEO NEOs for such applicable year. The individuals included as our PEO and Non-PEO NEOs for each applicable fiscal year are set forth in the following table (note that during fiscal year 2024, Mr. Krejci served as our PEO for six months until his retirement on December 31, 2023 and Rolando Guillot served as our interim PEO for six months from January 1, 2024 through June 30, 2024 so the information provided for our PEO for fiscal year 2024 is based on their pro rated amounts reported.

Fiscal Year	First PEO	Second PEO	Non-PEO Named Executive Officers

2026	Jennifer Slater	N/A	Matthew Pauli, Chey Becker-Varto, Richard Messina
2025	Jennifer Slater	N/A	Matthew Pauli, Rolando Guillot
2024	Frank Krejci	Rolando Guillot	Richard Messina, Al-Waleed Hamdan

PEO Total Compensation Amount		$ 5,352,066
Adjustment To PEO Compensation, Footnote
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2026		2025		2024

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$3,409,754	$1,034,598	$5,378,066	$1,063,825	$737,445	$795,876	$585,006

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(1,372,950)	$(271,080)	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	—	—	$129,234	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$1,680,898	$331,882	$4,524,127	$263,637	—	$86,250	$78,750

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	$1,423,886	$45,474	—	$62,135	—	$23,324	$19,208

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	$82,924	$9,556	—	$23,096	$51,978	$10,095	$12,390

Total Adjustments:	$1,814,758	$115,832	$1,719,879	$141,132	$68,196	$43,217	$40,544

Compensation Actually Paid:	$5,224,512	$1,150,430	$7,097,945	$1,204,957	$805,641	$839,093	$625,550

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2026, 2025, or 2024.
(6)
The amounts reported in this column reflect the cumulative TSR of the Nasdaq US Benchmark Auto Parts TR Index, which we have selected as our peer group for purposes of this disclosure, assuming an initial fixed $100 investment in the Index starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Index value at the end and the beginning of the measurement period by the Index value at the beginning of the measurement period.
(7)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,034,598	1,063,825	$ 585,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,150,430	1,204,957	625,550
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2026		2025		2024

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$3,409,754	$1,034,598	$5,378,066	$1,063,825	$737,445	$795,876	$585,006

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(1,372,950)	$(271,080)	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	—	—	$129,234	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$1,680,898	$331,882	$4,524,127	$263,637	—	$86,250	$78,750

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	$1,423,886	$45,474	—	$62,135	—	$23,324	$19,208

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	$82,924	$9,556	—	$23,096	$51,978	$10,095	$12,390

Total Adjustments:	$1,814,758	$115,832	$1,719,879	$141,132	$68,196	$43,217	$40,544

Compensation Actually Paid:	$5,224,512	$1,150,430	$7,097,945	$1,204,957	$805,641	$839,093	$625,550

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2026, 2025, or 2024.
(6)
The amounts reported in this column reflect the cumulative TSR of the Nasdaq US Benchmark Auto Parts TR Index, which we have selected as our peer group for purposes of this disclosure, assuming an initial fixed $100 investment in the Index starting June 30, 2023 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Index value at the end and the beginning of the measurement period by the Index value at the beginning of the measurement period.
(7)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR:
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net (Loss) Income:
Total Shareholder Return Amount	$ 455.57	336.38	137.82
Peer Group Total Shareholder Return Amount	86.61	71.21	77.79
Net Income (Loss)	20,598,000	18,685,000	16,313,000
First PEO Jennifer Slater
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,409,754	5,378,066
PEO Actually Paid Compensation Amount	$ 5,224,512	$ 7,097,945
PEO Name	Jennifer Slater	Jennifer Slater
First PEO Frank Krejci
Pay vs Performance Disclosure
PEO Total Compensation Amount			737,445
PEO Actually Paid Compensation Amount			$ 805,641
PEO Name			Frank Krejci
Second PEO Rolando Guillot
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 795,876
PEO Actually Paid Compensation Amount			$ 839,093
PEO Name			Rolando Guillot
PEO | First PEO Jennifer Slater
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,814,758	$ 1,719,879
PEO | First PEO Jennifer Slater | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,372,950)	(2,804,248)
PEO | First PEO Jennifer Slater | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,680,898	4,524,127
PEO | First PEO Jennifer Slater | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,423,886	0
PEO | First PEO Jennifer Slater | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,924	0
PEO | First PEO Jennifer Slater | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | First PEO Frank Krejci
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 68,196
PEO | First PEO Frank Krejci | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,016)
PEO | First PEO Frank Krejci | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | First PEO Frank Krejci | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | First PEO Frank Krejci | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			51,978
PEO | First PEO Frank Krejci | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,234
PEO | Second PEO Rolando Guillot
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,217
PEO | Second PEO Rolando Guillot | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(76,452)
PEO | Second PEO Rolando Guillot | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			86,250
PEO | Second PEO Rolando Guillot | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,324
PEO | Second PEO Rolando Guillot | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,095
PEO | Second PEO Rolando Guillot | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,832	141,132	40,544
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,080)	(207,736)	(69,804)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,882	263,637	78,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,474	62,135	19,208
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,556	23,096	12,390
Non-PEO NEO | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0